UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2017

Item 1 - Report to Shareholders

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael Key
Vice President

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2017 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley European Equity Fund Inc.

Semi-Annual Report

April 30, 2017

EUGSAN
1805695 EXP. 06.30.18

Morgan Stanley European Equity Fund Inc.

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	9
Portfolio of Investments	11
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	32
Privacy Notice	37

Welcome Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Morgan Stanley European Equity Fund Inc. (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2017

Total Return for the 6 Months Ended April 30, 2017
Class A	Class B	Class L	Class I	Class C	MSCI Europe Index[1]	Lipper European Region Funds Index[2]
15.86%	15.92%	15.62%	16.11%	15.45%	14.52%	14.20%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 fee plan than did Class A shares for the six months ended April 30, 2017, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Market Conditions

Over the six-month reporting period ended April 30, 2017, European markets performed particularly well, mainly driven by a cyclically led rebound following the unexpected outcome of the U.K. "Brexit" referendum, the fiscal easing agenda of President Trump, an improved global economic outlook and rising inflation expectations. In this environment, cyclically oriented sectors such as financials, industrials and technology outperformed the broad MSCI Europe Index (the "Index"). On the contrary, more defensive sectors such as telecommunications, utilities and consumer staples underperformed the Index over the period considered.

Performance Analysis

All share classes of Morgan Stanley European Equity Fund Inc. outperformed both the Index and the Lipper European Region Funds Index for the six months ended April 30, 2017, assuming no deduction of applicable sales charges.

On a country level, key contributors to performance included our stock selection in Germany, Denmark and Sweden. In addition, both our stock selection and an overweight allocation in Spain along with our underweight allocation in the U.K. positively contributed to the overall performance. The main detractors included our stock selection in the Netherlands and Finland.

On an industry level, key positive contributors included our stock selection in pharmaceuticals (especially a Spanish biotechnology company with a strong business model and pricing power in a growing industry); materials (including a German chemical company that is a global leader in the flavors and fragrances industry); food, beverage and tobacco (namely, a U.K. tobacco company that has benefited from exposure to emerging markets) and health care equipment (led by a Danish ostomy and bladder care products company with a leading market share in Europe and strong presence in the U.S.). In addition, both our stock selection and an underweight allocation in insurance, along with our underweight allocations in energy and utilities, positively contributed to the overall performance.

Detractors from performance included stock selection in telecommunications, where the Fund had exposure to a Dutch company and two British companies whose share prices were under pressure due to both macro and stock-specific issues. We sold these three holdings during the reporting period. Our stock selection in the household and personal products industry also dampened relative results, as the Fund had no exposure to a U.K.-based global leading company whose stock price rose after receiving a tentative bid from a competitor. Additionally, our stock selection in the consumer durables and apparel industry was weakened by not holding a French luxury goods maker that performed well in this period.

We believe that the outlook for European equities remains constructive as we see reduced political risk in Europe following the Dutch and French elections; global economic growth on a more solid footing compared to earlier in the period, due to a stabilization of emerging markets, significant improvements in the eurozone economy and renewed hope of fiscal stimulus by the new U.S. administration; and an accommodative European Central Bank (ECB) stance that will likely continue for the rest of 2017 and for most of 2018. European economic growth has, in particular, exceeded expectations as we saw strong consumer sentiment, consumer confidence and industrial production data during the reporting period. Improved consumer confidence readings have been supported by a sustained decline in unemployment across the region, including in peripheral Europe. Furthermore, market-friendly results in the recent elections have provided more visibility for companies and they now may be more prone to increase capital expenditures. Additional company investments could extend the life of the economic cycle and support a broader and firmer economy.

Markets have reacted positively to this encouraging news. For the first time in three years, analysts revised upwards their earnings forecast for the remainder of the year.(i) In fact, current European earnings are set for 15% growth for 2017, the first positive number after six years of year-over-year earnings decline.(i)

(i)  Barclays Equity Research

Following the restructuring of the portfolio at the end of January 2017, we remain overweight the industrials, technology, consumer discretionary, consumer staples and health care sectors. None of the stocks in the financials, energy, telecommunications, real estate and utilities sectors, nor commodity-driven stocks, passed our rigid quantitative and qualitative filters, and the Fund held no exposure to these areas of the market as of the end of the reporting period.

The portfolio is invested in European companies that we consider leaders in their business. These companies tend to operate in industries with high barriers to entry and, in our opinion, have the ability to generate superior and enduring profitability. We select companies whose management has a historically solid track record of delivering consistent superior cash flow generation and shareholder total return.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 04/30/17
Grifols SA	5.1%
ASML Holding N.V.	5.0
Coloplast A/S, Series B	4.7
Hermes International	4.6
Fresenius SE & Co., KGaA	4.5
Symrise AG	4.5
SAP SE	4.5
British American Tobacco PLC	4.4
Henkel AG & Co., KGaA (Preference)	4.4
Geberit AG (Registered)	4.3
TOP FIVE COUNTRIES as of 04/30/17
Germany	21.9%
Switzerland	18.9
United Kingdom	12.7
France	12.2
Netherlands	9.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in equity securities issued by issuers located in European countries. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. European countries are defined as countries included in the MSCI Europe Index. A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50 percent of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Fund may also invest in emerging market or developing countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in

Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, 100 F Street, NE, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2017
Symbol	Class A Shares* (since 07/28/97) EUGAX		Class B Shares** (since 06/01/90) EUGBX		Class L Shares† (since 07/28/97) EUGCX	Class I Shares†† (since 07/28/97) EUGDX	Class C Shares††† (since 04/30/15) MSEEX
1 Year	9.39 3.66[4]	%[3]	9.41 4.41[4]	%[3]	8.88 —%[3]	9.81 —%[3]	8.59 7.59[4]	%[3]
5 Years	5.06[3] 3.93[4]		5.05[3] 4.72[4]		4.49[3] —	5.40[3] —	— —
10 Years	0.34[3] –0.20[4]		0.35[3] 0.35[4]		–0.31[3] —	0.62[3] —	— —
Since Inception	4.47[3] 4.19[4]		6.72[3] 6.72[4]		3.74[3] —	4.79[3] —	–3.53[3] –3.53[4]
Gross Expense Ratio	1.60		1.60		2.31	1.71	2.45

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information. Class B shares are closed to new investments.

†  Class L has no sales charge. Class L shares are closed to new investments.

††  Class I has no sales charge.

†††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(1)  The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper European Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper European Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper European Region Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/16 – 04/30/17.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/16	04/30/17	11/01/16 – 04/30/17
Class A
Actual (15.86% return)	$1,000.00	$1,158.60	$7.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.00
Class B
Actual (15.92% return)	$1,000.00	$1,159.20	$7.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.90	$6.95
Class L
Actual (15.62% return)	$1,000.00	$1,156.20	$10.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.37	$9.49
Class I
Actual (16.11% return)	$1,000.00	$1,161.10	$5.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual (15.45% return)	$1,000.00	$1,154.50	$11.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.13	$10.74

  (1)  Expenses are equal to the Fund's annualized expense ratios of 1.40%, 1.39%, 1.90%, 1.05% and 2.15% for Class A, Class B, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.68%, 1.66%, 2.37%, 1.27% and 2.63% for Class A, Class B, Class L, Class I and Class C shares, respectively.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time that the Fund's Board of Directors acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2017 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.5%)
	Denmark (8.1%)
	Health Care Equipment & Supplies
64,218	Coloplast A/S, Series B (a)	$5,497,078
	Pharmaceuticals
102,396	Novo Nordisk A/S, Series B	3,984,420
	Total Denmark	9,481,498
	Finland (3.0%)
	Machinery
77,034	Kone Oyj, Class B	3,529,386
	France (12.2%)
	Health Care Equipment & Supplies
36,440	Essilor International SA	4,721,611
	Media
59,533	Publicis Groupe SA	4,297,562
	Textiles, Apparel & Luxury Goods
11,304	Hermes International (a)	5,408,064
	Total France	14,427,237
	Germany (21.9%)
	Auto Components
20,327	Continental AG	4,550,221
	Chemicals
76,414	Symrise AG	5,349,690
	Health Care Providers & Services
66,063	Fresenius SE & Co., KGaA	5,354,723
	Household Products
37,981	Henkel AG & Co., KGaA (Preference)	5,171,586
	Software
53,103	SAP SE	5,325,797
	Total Germany	25,752,017
NUMBER OF SHARES		VALUE
	Netherlands (9.1%)
	Professional Services
250,506	RELX N.V. (a)	$4,844,915
	Semiconductors & Semiconductor Equipment
44,719	ASML Holding N.V. (a)	5,911,249
	Total Netherlands	10,756,164
	Spain (8.3%)
	Biotechnology
221,739	Grifols SA	5,955,174
	Information Technology Services
70,546	Amadeus IT Group SA, Class A	3,803,864
	Total Spain	9,759,038
	Sweden (4.3%)
	Building Products
235,099	Assa Abloy AB, Class B	5,093,595
	Switzerland (18.9%)
	Building Products
11,229	Geberit AG (Registered)	5,114,556
	Food Products
60,485	Nestle SA (Registered)	4,659,473
	Pharmaceuticals
46,384	Novartis AG (Registered)	3,568,538
15,715	Roche Holding AG (Genusschein)	4,111,170
		7,679,708
	Textiles, Apparel & Luxury Goods
57,742	Cie Financiere Richemont SA (Registered)	4,825,374
	Total Switzerland	22,279,111
	United Kingdom (12.7%)
	Household Products
50,663	Reckitt Benckiser Group PLC	4,666,144

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

NUMBER OF SHARES		VALUE
	Professional Services
237,981	Experian PLC	$5,113,582
	Tobacco
77,542	British American Tobacco PLC	5,237,547
	Total United Kingdom	15,017,273
	Total Common Stocks (Cost $93,031,411)	116,095,319
NUMBER OF SHARES (000)
	Short-Term Investments (16.6%)
	Securities held as Collateral on Loaned Securities (15.7%)
	Investment Company (13.8%)
16,174	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 6)	16,173,630
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (1.9%)
$860	Barclays Capital, Inc. (0.81%, dated 04/28/17, due 05/01/17; proceeds $860,116; fully collateralized by U.S. Government obligations; 0.63% - 1.75% due 01/15/26 - 01/15/28; valued at $877,260)	860,058
545	HSBC Securities USA, Inc. (0.80%, dated 04/28/17, due 05/01/17; proceeds $544,740; fully collateralized by U.S. Government agency securities; 4.00% - 6.00% due 11/01/36 - 05/01/47; valued at $555,679)	544,703
PRINCIPAL AMOUNT (000)		VALUE
$860	Merrill Lynch & Co., Inc. (0.82%, dated 04/28/17, due 05/01/17; proceeds $860,117; fully collateralized by a U.S. Government agency security; 3.50% due 09/20/46; valued at $877,259)	$860,058
		2,264,819
	Total Securities held as Collateral on Loaned Securities (Cost $18,438,449)	18,438,449
NUMBER OF SHARES (000)
	Investment Company (0.9%)
1,032	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 6) (Cost $1,031,931)	1,031,931
	Total Short-Term Investments (Cost $19,470,380)	19,470,380
Total Investments (Cost $112,501,791) (b)	115.1%	135,565,699
Liabilities in Excess of Other Assets	(15.1)	(17,736,642)
Net Assets	100.0%	$117,829,057

    Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  ■  April 30, 2017 (unaudited) continued

  (a)  All or a portion of this security was on loan at April 30, 2017.

  (b)  At April 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $23,792,689 and the aggregate gross unrealized depreciation is $728,781 resulting in net unrealized appreciation of $23,063,908.

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$11,664,128		10.0%
Textiles, Apparel & Luxury Goods	10,233,438		8.7
Health Care Equipment & Supplies	10,218,689		8.7
Building Products	10,208,151		8.7
Professional Services	9,958,497		8.5
Household Products	9,837,730		8.4
Biotechnology	5,955,174		5.1
Semiconductors & Semiconductor Equipment	5,911,249		5.0
Health Care Providers & Services	5,354,723		4.6
Chemicals	5,349,690		4.6
Software	5,325,797		4.5
Tobacco	5,237,547		4.5
Food Products	4,659,473		4.0
Auto Components	4,550,221		3.9
Media	4,297,562		3.7
Information Technology Services	3,803,864		3.2
Machinery	3,529,386		3.0
Investment Company	1,031,931		0.9
	$117,127,250	+	100.0%

  +  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements

Statement of Assets and Liabilities April 30, 2017 (unaudited)

Assets:
Investments in securities, at value (cost $95,296,230) (Including $17,574,318 for securities loaned)	$118,360,138
Investment in affiliate, at value (cost $17,205,561)	17,205,561
Total investments in securities, at value (cost $112,501,791)	135,565,699
Receivable from Distributor	272,287
Receivable for:
Dividends	369,804
Foreign withholding taxes reclaimed	295,875
Capital stock sold	241,958
Dividends from affiliate	370
Prepaid expenses and other assets	83,779
Total Assets	136,829,772
Liabilities:
Collateral on securities loaned, at value	18,438,449
Payable for:
Capital stock redeemed	188,382
Distribution fee	85,751
Transfer and sub transfer agent fees	85,441
Advisory fee	55,443
Directors' fees	50,003
Administration fee	7,517
Accrued expenses and other payables	89,729
Total Liabilities	19,000,715
Net Assets	$117,829,057
Composition of Net Assets:
Paid-in-capital	$125,828,188
Net unrealized appreciation	23,068,704
Accumulated undistributed net investment income	622,787
Accumulated net realized loss	(31,690,622)
Net Assets	$117,829,057
Class A Shares:
Net Assets	$7,341,267
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	421,434
Net Asset Value Per Share	$17.42
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$18.39
Class B Shares:
Net Assets	$103,145,442
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	6,251,875
Net Asset Value Per Share	$16.50
Class L Shares:
Net Assets	$2,362,385
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	141,916
Net Asset Value Per Share	$16.65
Class I Shares:
Net Assets	$4,345,999
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	239,943
Net Asset Value Per Share	$18.11
Class C Shares:
Net Assets	$633,964
Shares Outstanding (500,000,000 shares authorized, $0.01 par value)	38,196
Net Asset Value Per Share	$16.60

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements continued

Statement of Operations For the six months ended April 30, 2017 (unaudited)

Net Investment Income: Income
Dividends (net of $181,374 foreign withholding tax)	$1,430,574
Income from securities loaned - net	11,133
Dividends from affiliate (Note 6)	1,531
Total Income	1,443,238
Expenses
Advisory fee (Note 3)	474,636
Distribution fee (Class A shares) (Note 4)	8,234
Distribution fee (Class B shares) (Note 4)	121,156
Distribution fee (Class L shares) (Note 4)	8,169
Distribution fee (Class C shares) (Note 4)	3,127
Sub transfer agent fees and expenses (Class A shares)	4,947
Sub transfer agent fees and expenses (Class B shares)	84,147
Sub transfer agent fees and expenses (Class L shares)	3,265
Sub transfer agent fees and expenses (Class I shares)	440
Sub transfer agent fees and expenses (Class C shares)	465
Professional fees	52,003
Administration fee (Note 3)	43,645
Transfer agent fees and expenses (Class A shares) (Note 5)	3,036
Transfer agent fees and expenses (Class B shares) (Note 5)	23,240
Transfer agent fees and expenses (Class L shares) (Note 5)	1,485
Transfer agent fees and expenses (Class I shares) (Note 5)	1,093
Transfer agent fees and expenses (Class C shares) (Note 5)	932
Registration fees	24,213
Shareholder reports and notices	22,962
Custodian fees (Note 9)	19,560
Directors' fees and expenses	2,796
Other	7,109
Total Expenses	910,660
Less: waiver of Advisory fees (Note 3)	(74,097)
Less: reimbursement of class specific expenses (Class A shares) (Note 3)	(4,704)
Less: reimbursement of class specific expenses (Class B shares) (Note 3)	(59,951)
Less: reimbursement of class specific expenses (Class L shares) (Note 3)	(3,665)
Less: reimbursement of class specific expenses (Class I shares) (Note 3)	(1,533)
Less: reimbursement of class specific expenses (Class C shares) (Note 3)	(1,079)
Less: plan of distribution fee rebate (Class B shares) (Note 4)	(4,308)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(931)
Net Expenses	760,392
Net Investment Income	682,846
Realized and Unrealized Gain (Loss): Realized Gain on:
Investments	6,652,178
Foreign currency translation	61,741
Net Realized Gain	6,713,919
Change in Unrealized Appreciation (Depreciation) on:
Investments	9,018,363
Foreign currency translation	28,318
Net Change in Unrealized Appreciation (Depreciation)	9,046,681
Net Gain	15,760,600
Net Increase	$16,443,446

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2017	FOR THE YEAR ENDED OCTOBER 31, 2016
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$682,846	$2,885,961
Net realized gain (loss)	6,713,919	(5,297,945)
Net change in unrealized appreciation (depreciation)	9,046,681	(11,604,505)
Net Increase (Decrease)	16,443,446	(14,016,489)
Dividends to Shareholders from Net Investment Income:
Class A shares	(145,957)	(209,616)
Class B shares	(2,500,905)	(2,431,056)
Class L shares	(43,331)	(38,246)
Class I shares	(63,742)	(16,650)
Class C shares	(8,117)	(20,841)
Total Dividends	(2,762,052)	(2,716,409)
Net decrease from capital stock transactions	(5,145,760)	(18,511,832)
Net Increase (Decrease)	8,535,634	(35,244,730)
Net Assets:
Beginning of period	109,293,423	144,538,153
End of Period (Including accumulated undistributed net investment income of $622,787 and $2,701,993, respectively)	$117,829,057	$109,293,423

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2017 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley European Equity Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class C shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class L shares, Class I shares and Class C shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Fund's Statement of Operations.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2017.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
GROSS ASSET AMOUNT PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$17,574,318	(a)	$—	$(17,574,318	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $18,438,449, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017.

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS AS OF APRIL 30, 2017
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks	$18,438,449	$—	$—	$—	$18,438,449
Total Borrowings	$18,438,449	$—	$—	$—	$18,438,449
Gross amount of recognized liabilities for securities lending transactions					$18,438,449

F. Repurchase Agreements — The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2017.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Auto Components	$4,550,221	$—	$—	$4,550,221
Biotechnology	5,955,174	—	—	5,955,174
Building Products	10,208,151	—	—	10,208,151
Chemicals	5,349,690	—	—	5,349,690
Food Products	4,659,473	—	—	4,659,473
Health Care Equipment & Supplies	10,218,689	—	—	10,218,689
Health Care Providers & Services	5,354,723	—	—	5,354,723
Household Products	9,837,730	—	—	9,837,730
Information Technology Services	3,803,864	—	—	3,803,864
Machinery	3,529,386	—	—	3,529,386
Media	4,297,562	—	—	4,297,562
Pharmaceuticals	11,664,128	—	—	11,664,128
Professional Services	9,958,497	—	—	9,958,497
Semiconductors & Semiconductor Equipment	5,911,249	—	—	5,911,249
Software	5,325,797	—	—	5,325,797
Textiles, Apparel & Luxury Goods	10,233,438	—	—	10,233,438
Tobacco	5,237,547	—	—	5,237,547
Total Common Stocks	116,095,319	—	—	116,095,319

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Short-Term Investments
Investment Company	$17,205,561	$—	$—	$17,205,561
Repurchase Agreements	—	2,264,819	—	2,264,819
Total Short-Term Investments	17,205,561	2,264,819	—	19,470,380
Total Assets	$133,300,880	$2,264,819	$—	$135,565,699

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2017, the Fund did not have any investments transfer between investment levels.

3. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets exceeding $3 billion. For the six months ended April 30, 2017, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.73% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Class A, 1.39% for Class B, 1.90% for Class L, 1.05% for Class I and 2.15% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospects or until such time that the Directors act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2017, $74,097 of advisory fees were waived and $70,932 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

4. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; (iii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at April 30, 2017.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time that the Directors act to discontinue all or a portion of such waiver when they deem that such action is appropriate. For the six months ended April 30, 2017, the distribution fee was accrued for Class B at an annual rate of 0.24%.

At April 30, 2017, included in the Statement of Assets and Liabilities is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of April 30, 2017.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2017, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2017, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $421 and $301, respectively, and received $4,648 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

5. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2017, aggregated $70,712,408 and $78,443,230, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2017, advisory fees paid were reduced by $931 relating to the Fund's investment in the Liquidity Funds.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended April 30, 2017 is as follows:

VALUE OCTOBER 31, 2016	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2017
$880,669	$28,724,879	$12,399,987	$1,531	$17,205,561

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. At April 30, 2017, the Fund had an accrued pension liability of $50,003, which is reflected as "Directors' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

7. Purposes of and Risks Relating to Certain Financial Instruments

At April 30, 2017, investments in securities of issuers in the Germany and Switzerland represented 21.9% and 18.9%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

8. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2017		FOR THE YEAR ENDED OCTOBER 31, 2016
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	44,038	$720,159	88,873	$1,435,970
Reinvestment of dividends	9,246	141,467	12,360	203,948
Redeemed	(66,849)	(1,061,709)	(325,560)	(5,200,434)
Net decrease — Class A	(13,565)	(200,083)	(224,327)	(3,560,516)
CLASS B SHARES
Exchanged	8,583	131,936	40,243	640,767
Reinvestment of dividends	164,313	2,380,900	148,682	2,329,845
Redeemed	(706,587)	(10,500,721)	(1,092,610)	(16,579,273)
Net decrease — Class B	(533,691)	(7,987,885)	(903,685)	(13,608,661)
CLASS L SHARES
Exchanged	3,289	48,903	3	33
Reinvestment of dividends	2,923	42,826	2,392	37,845
Redeemed	(10,171)	(153,086)	(47,940)	(747,489)
Net decrease — Class L	(3,959)	(61,357)	(45,545)	(709,611)
CLASS I SHARES
Sold	277,889	4,474,316	12,165	206,617
Reinvestment of dividends	3,898	61,935	687	11,773
Redeemed	(75,664)	(1,219,803)	(35,913)	(610,380)
Net increase (decrease) — Class I	206,123	3,316,448	(23,061)	(391,990)
CLASS C SHARES
Sold	2,620	39,101	6,591	100,567
Reinvestment of dividends	548	8,017	1,316	20,678
Redeemed	(17,639)	(260,001)	(24,454)	(362,299)
Net decrease — Class C	(14,471)	(212,883)	(16,547)	(241,054)
Net decrease in Fund	(359,563)	$(5,145,760)	(1,213,165)	$(18,511,832)

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

9. Custodian Fees

State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2015 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$2,716,409	$6,264,497

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to foreign currency losses, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2016:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(116,776)	$116,776	$—

At October 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$2,762,050	$—

At October 31, 2016, the Fund had available for federal income tax purposes unused short-term capital losses of $4,962,701 and long-term capital losses of $5,883,340 that do not have an expiration date.

In addition, at October 31, 2016, the Fund had available for federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$14,977,817	October 31, 2017
11,041,771	October 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a

Morgan Stanley European Equity Fund Inc.

Notes to Financial Statements  ■  April 30, 2017 (unaudited) continued

commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended April 30, 2017, the Fund did not have any borrowings under the facility.

12. Other

At April 30, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 63.6%.

13. Accounting Pronouncement

In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

Morgan Stanley European Equity Fund Inc.

Financial Highlights

Selected ratios and per share data for a share of outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2017		2016(1)		2015		2014		2013		2012
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.39		$17.47		$18.89		$19.65		$15.80		$15.03
Income (loss) from investment operations:
Net investment income(2)	0.10		0.40		0.34		0.72		0.30		0.46
Net realized and unrealized gain (loss)	2.29		(2.15)		(1.06)		(1.15)		3.91		0.62
Total income (loss) from investment operations	2.39		(1.75)		(0.72)		(0.43)		4.21		1.08
Less dividends from net investment income	(0.36)		(0.33)		(0.70)		(0.33)		(0.36)		(0.31)
Net asset value, end of period	$17.42		$15.39		$17.47		$18.89		$19.65		$15.80
Total Return(3)	15.86	%(7)	(10.13)%		(3.92)%		(2.26)%		27.15%		7.43%
Ratios to Average Net Assets:
Net expenses	1.40	%(4)(5)(8)	1.40	%(4)(5)	1.40	%(4)(5)	1.47	%(4)(5)	1.56	%(4)(5)	1.58	%(4)
Net investment income	1.26	%(4)(5)(8)	2.50	%(4)(5)	1.86	%(4)(5)	3.57	%(4)(5)	1.72	%(4)(5)	3.11	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$7,341		$6,693		$11,518		$7,580		$7,373		$5,778
Portfolio turnover rate	65	%(7)	23%		25%		19%		10%		12%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2017	1.68%	0.98%
October 31, 2016	1.60	2.30
October 31, 2015	1.63	1.63
October 31, 2014	1.57	3.47
October 31, 2013	1.59	1.69

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2017		2016(1)		2015		2014		2013		2012
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.61		$16.60		$18.01		$18.74		$15.08		$14.37
Income (loss) from investment operations:
Net investment income(2)	0.09		0.35		0.31		0.67		0.29		0.44
Net realized and unrealized gain (loss)	2.18		(2.02)		(1.00)		(1.09)		3.74		0.58
Total income (loss) from investment operations	2.27		(1.67)		(0.69)		(0.42)		4.03		1.02
Less dividends from net investment income	(0.38)		(0.32)		(0.72)		(0.31)		(0.37)		(0.31)
Net asset value, end of period	$16.50		$14.61		$16.60		$18.01		$18.74		$15.08
Total Return(3)	15.92	%(8)	(10.17)%		(3.93)%		(2.28)%		27.15%		7.41%
Ratios to Average Net Assets:
Net expenses	1.39	%(4)(5)(9)	1.39	%(4)(5)	1.39	%(4)(5)	1.50	%(4)(5)	1.55	%(4)(5)	1.57	%(4)(6)
Net investment income	1.25	%(4)(5)(9)	2.34	%(4)(5)	1.78	%(4)(5)	3.54	%(4)(5)	1.78	%(4)(5)	3.12	%(4)(6)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$103,145		$99,149		$127,644		$149,298		$169,404		$153,458
Portfolio turnover rate	65	%(8)	23%		25%		19%		10%		12%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class B shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2017	1.66%	0.98%
October 31, 2016	1.60	2.13
October 31, 2015	1.59	1.57
October 31, 2014	2.29	2.75
October 31, 2013	1.57	1.76

(6)  If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2012	1.58%	3.11%

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2017		2016(1)		2015		2014		2013		2012
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.69		$16.66		$18.05		$18.79		$15.09		$14.35
Income (loss) from investment operations:
Net investment income(2)	0.06		0.28		0.22		0.58		0.19		0.34
Net realized and unrealized gain (loss)	2.19		(2.03)		(1.00)		(1.11)		3.75		0.58
Total income (loss) from investment operations	2.25		(1.75)		(0.78)		(0.53)		3.94		0.92
Less dividends from net investment income	(0.29)		(0.22)		(0.61)		(0.21)		(0.24)		(0.18)
Net asset value, end of period	$16.65		$14.69		$16.66		$18.05		$18.79		$15.09
Total Return(3)	15.62	%(7)	(10.59)%		(4.40)%		(2.86)%		26.47%		6.56%
Ratios to Average Net Assets:
Net expenses	1.90	%(4)(5)(8)	1.90	%(4)(5)	1.90	%(4)(5)	2.03	%(4)(5)	2.13	%(4)(5)	2.33	%(4)
Net investment income	0.74	%(4)(5)(8)	1.86	%(4)(5)	1.23	%(4)(5)	3.01	%(4)(5)	1.18	%(4)(5)	2.36	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$2,362		$2,143		$3,190		$3,480		$3,687		$3,084
Portfolio turnover rate	65	%(7)	23%		25%		19%		10%		12%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2017	2.37%	0.27%
October 31, 2016	2.31	1.45
October 31, 2015	2.29	0.84
October 31, 2014	2.16	2.88
October 31, 2013	2.18	1.13

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2017		2016(1)		2015		2014		2013		2012
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.03		$18.18		$19.64		$20.39		$16.37		$15.58
Income (loss) from investment operations:
Net investment income(2)	0.15		0.43		0.39		0.80		0.40		0.52
Net realized and unrealized gain (loss)	2.37		(2.19)		(1.08)		(1.20)		4.02		0.63
Total income (loss) from investment operations	2.52		(1.76)		(0.69)		(0.40)		4.42		1.15
Less dividends from net investment income	(0.44)		(0.39)		(0.77)		(0.35)		(0.40)		(0.36)
Net asset value, end of period	$18.11		$16.03		$18.18		$19.64		$20.39		$16.37
Total Return(3)	16.11	%(7)	(9.83)%		(3.59)%		(2.02)%		27.56%		7.67%
Ratios to Average Net Assets:
Net expenses	1.05	%(4)(5)(8)	1.05	%(4)(5)	1.05	%(4)(5)	1.19	%(4)(5)	1.31	%(4)(5)	1.33	%(4)
Net investment income	1.77	%(4)(5)(8)	2.61	%(4)(5)	2.03	%(4)(5)	3.85	%(4)(5)	2.23	%(4)(5)	3.36	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$4,346		$542		$1,034		$852		$937		$998
Portfolio turnover rate	65	%(7)	23%		25%		19%		10%		12%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2017	1.27%	1.55%
October 31, 2016	1.71	1.95
October 31, 2015	1.51	1.57
October 31, 2014	1.38	3.66
October 31, 2013	1.36	2.18

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2017		FOR THE YEAR ENDED OCTOBER 31, 2016(1)		PERIOD FROM APRIL 30, 2015(2) TO OCTOBER 31, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.56		$16.64		$18.41
Income (loss) from investment operations:
Net investment income(3)	0.04		0.25		0.02
Net realized and unrealized gain (loss)	2.18		(2.03)		(1.79)
Total income (loss) from investment operations	2.22		(1.78)		(1.77)
Less dividends from net investment income	(0.18)		(0.30)		—
Net asset value, end of period	$16.60		$14.56		$16.64
Total Return(4)	15.45	%(8)	(10.82)%		(9.61	)%(8)
Ratios to Average Net Assets:
Net expenses	2.15	%(5)(6)(9)	2.15	%(5)(6)	2.15	%(5)(6)(9)
Net investment income	0.48	%(5)(6)(9)	1.62	%(5)(6)	0.22	%(5)(6)(9)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)(9)
Supplemental Data:
Net assets, end of period, in thousands	$634		$767		$1,152
Portfolio turnover rate	65	%(8)	23%		25%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and Adviser/Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
April 30, 2017	2.63%	(0.00)%
October 31, 2016	2.45	1.32
October 31, 2015(9)	2.54	(0.17)

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

Morgan Stanley European Equity Fund Inc.

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley European Equity Fund Inc.

Privacy Notice (unaudited) continued

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose To Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose To Non-Affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive

Morgan Stanley European Equity Fund Inc.

Privacy Notice (unaudited) continued

personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Morgan Stanley European Equity Fund Inc.

Privacy Notice (unaudited) continued

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes A Non-Affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Morgan Stanley European Equity Fund Inc.

Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 20, 2017